Report of Directors Corporate Governance - Determining executive Directors’ annual performance (Details) £ in Thousands, $ in Billions	2 Months Ended	12 Months Ended
	Feb. 20, 2018 GBP (£)	Dec. 31, 2018 USD ($) point	Dec. 31, 2018 GBP (£) point	Dec. 31, 2017 GBP (£) point
John Flint
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Annual incentive	£ 271		£ 1,665	£ 0
Annual incentive pro-rata percentage of time spent in role		86.00%	86.00%
Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Annual incentive			£ 282	£ 2,127
Annual incentive pro-rata percentage of time spent in role		14.00%	14.00%
Profit before tax
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)		100.00%	100.00%
Profit before tax | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout | $		$ 19.7
Profit before tax | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout | $		22.7
Financial measure, performance | $		$ 23.3
Positive jaws
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)		0.00%	0.00%
Positive jaws | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage		1.50%	1.50%
Financial measure, performance percentage		(1.20%)	(1.20%)
Revenue growth
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)		70.00%	70.00%
Revenue growth | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage		2.00%	2.00%
Revenue growth | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage		6.00%	6.00%
Financial measure, performance percentage		4.40%	4.40%
Capital management (RoTE)
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)		58.75%	58.75%
Capital management (RoTE) | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage		9.30%	9.30%
Capital management (RoTE) | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout percentage		11.30%	11.30%
Financial measure, performance percentage		10.20%	10.20%
Group Chief Executive
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		100.00%	100.00%
Assessment (%)
Outcome (%)		75.65%	75.65%
Increase (decrease) in revenue/net operating income, international clients, percent		7.20%	7.20%
Increase (decrease) in revenue/net operating income, transaction banking, percent		14.00%	14.00%
Employee engagement metric, employer advocacy, percent		66.00%	66.00%	64.00%
Percentage of female representation at Senior Management level, actual				28.20%
Percentage of female representation at Senior Management level, target				30.00%
Group Chief Executive | John Flint
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Maximum annual incentive opportunity			£ 2,560
Annual incentive			1,665
Group Chief Executive | Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Maximum annual incentive opportunity			2,660
Annual incentive			£ 282
Group Chief Executive | Profit before tax
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		20.00%	20.00%
Assessment (%)		100.00%	100.00%
Outcome (%)		20.00%	20.00%
Group Chief Executive | Positive jaws
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		10.00%	10.00%
Assessment (%)		0.00%	0.00%
Outcome (%)		0.00%	0.00%
Group Chief Executive | Revenue growth
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		10.00%	10.00%
Assessment (%)		70.00%	70.00%
Outcome (%)		7.00%	7.00%
Group Chief Executive | Capital management (RoTE)
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		10.00%	10.00%
Assessment (%)		58.75%	58.75%
Outcome (%)		5.88%	5.88%
Group Chief Executive | – Financials
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		7.50%	7.50%
Assessment (%)		78.53%	78.53%
Outcome (%)		5.89%	5.89%
Group Chief Executive | – Other targets
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		17.50%	17.50%
Assessment (%)		96.46%	96.46%
Outcome (%)		16.88%	16.88%
Group Chief Executive | Risk and compliance
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		25.00%	25.00%
Assessment (%)		80.00%	80.00%
Outcome (%)		20.00%	20.00%
Group Finance Director
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		100.00%	100.00%
Assessment (%)
Outcome (%)		73.13%	73.13%
Maximum annual incentive opportunity			£ 1,488
Annual incentive			£ 1,088
Employee engagement metric, employer advocacy, percent		68.00%	68.00%	66.00%
Percentage of female representation at Senior Management level, actual				38.00%
Percentage of female representation at Senior Management level, target				28.00%
Group Finance Director | Profit before tax
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		10.00%	10.00%
Assessment (%)		100.00%	100.00%
Outcome (%)		10.00%	10.00%
Group Finance Director | Positive jaws
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		15.00%	15.00%
Assessment (%)		0.00%	0.00%
Outcome (%)		0.00%	0.00%
Group Finance Director | Revenue growth
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		0.00%	0.00%
Assessment (%)		0.00%	0.00%
Outcome (%)		0.00%	0.00%
Group Finance Director | Capital management (RoTE)
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		25.00%	25.00%
Assessment (%)		58.75%	58.75%
Outcome (%)		14.69%	14.69%
Group Finance Director | – Financials
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		2.50%	2.50%
Assessment (%)		100.00%	100.00%
Outcome (%)		2.50%	2.50%
Group Finance Director | – Other targets
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		22.50%	22.50%
Assessment (%)		98.62%	98.62%
Outcome (%)		22.19%	22.19%
Group Finance Director | Risk and compliance
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		25.00%	25.00%
Assessment (%)		95.00%	95.00%
Outcome (%)		23.75%	23.75%
Group Chief Risk Officer
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		100.00%	100.00%
Assessment (%)
Outcome (%)		88.99%	88.99%
Maximum annual incentive opportunity			£ 1,488
Annual incentive			£ 1,324
Employee engagement metric, employer advocacy, percent		68.00%	68.00%	64.00%
Percentage of female representation at Senior Management level, actual				28.70%
Group Chief Risk Officer | Profit before tax
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		15.00%	15.00%
Assessment (%)		100.00%	100.00%
Outcome (%)		15.00%	15.00%
Group Chief Risk Officer | Positive jaws
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		0.00%	0.00%
Assessment (%)		0.00%	0.00%
Outcome (%)		0.00%	0.00%
Group Chief Risk Officer | Revenue growth
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		0.00%	0.00%
Assessment (%)		0.00%	0.00%
Outcome (%)		0.00%	0.00%
Group Chief Risk Officer | Capital management (RoTE)
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		10.00%	10.00%
Assessment (%)		58.75%	58.75%
Outcome (%)		5.88%	5.88%
Group Chief Risk Officer | – Financials
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		2.50%	2.50%
Assessment (%)		100.00%	100.00%
Outcome (%)		2.50%	2.50%
Group Chief Risk Officer | – Other targets
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		12.50%	12.50%
Assessment (%)		94.88%	94.88%
Outcome (%)		11.86%	11.86%
Group Chief Risk Officer | Risk and compliance
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)		60.00%	60.00%
Assessment (%)		89.58%	89.58%
Outcome (%)		53.75%	53.75%
US | Group Chief Executive
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, actual		2.70%	2.70%
Return on tangible equity, target		2.20%	2.20%
US | Group Chief Risk Officer
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Return on tangible equity, actual		2.70%	2.70%
Asia | Group Chief Executive
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Increase (decrease) in revenue/net operating income		11.40%	11.40%
Commercial Banking | US | Group Chief Executive
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Increase (decrease) in revenue/net operating income		7.00%	7.00%
Global Banking and Markets | Group Chief Executive
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Increase (decrease) in revenue/net operating income, transaction banking, percent		9.00%	9.00%
Decrease in customer satisfaction points | point		0.8	0.8
Customer satisfaction points | point		7.6	7.6	8.4